Capital Management and Risk Policies - Schedule of Sensitivity to Potential Additional Changes in Interest Rates (Detail) - Interest rate risk	12 Months Ended
Dec. 31, 2024 ARS ($)
Decrease in Interest Rate
Disclosure of sensitivity analysis market risk [line items]
Additional Changes to the Interest Rate	(1.00%)
Increase/(Decrease) in Income before Income Tax in Pesos	$ 6,957,793,000
Increase/(Decrease) in Shareholders’ Equity in %	0.40%
Increase in Interest Rate
Disclosure of sensitivity analysis market risk [line items]
Additional Changes to the Interest Rate	1.00%
Increase/(Decrease) in Income before Income Tax in Pesos	$ (5,584,201,000)
Increase/(Decrease) in Shareholders’ Equity in %	(0.40%)